Westcore Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
December 19, 2016

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Westcore Trust
1933 Act File No. 002-75677
1940 Act File No. 811-03373
Rule 497(j) certification

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), I hereby certify that (i) the Prospectus and Statement of Additional Information for Westcore Municipal Opportunities Fund, and the Statement of Additional Information for Westcore Smid-Cap Value Dividend Fund, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from the respective Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A filed on December 15, 2016 (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission, except with respect to the Westcore Smid-Cap Value Dividend Fund, the prospectus for which is being filed separately pursuant to Rule 497(c) on December 19, 2016.

Please address any comments or questions to my paralegal, Allen French, at 720-947-5963.

Sincerely,

/s/ Richard C. Noyes
Richard C. Noyes
Secretary
Westcore Trust